Property And Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 300	$ 30,000	$ 14,000	$ 69,000	$ 81,000	$ 98,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 0		$ 93,000